Revenues from Contracts with Customers	12 Months Ended
Nov. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customers	Revenues from Contracts with Customers
The following table presents our total revenues separated for our revenues from contracts with customers and our other sources of revenues (in thousands):

	Year Ended November 30,
	2021	2020	2019
Revenues from contracts with customers:
Commissions and other fees	$896,015	$822,248	$675,772
Investment banking	4,365,699	2,501,494	1,526,992
Other	880,088	599,485	587,364
Total revenues from contracts with customers	6,141,802	3,923,227	2,790,128

Other sources of revenue:
Principal transactions	1,623,713	1,916,508	559,300
Interest income	943,336	997,555	1,603,940
Other	331,032	118,640	405,288
Total revenues from other sources	2,898,081	3,032,703	2,568,528

Total revenues	$9,039,883	$6,955,930	$5,358,656

Revenues from contracts with customers are recognized when, or as, we satisfy our performance obligations by transferring the promised goods or services to the customers. A good or service is transferred to a customer when, or as, the customer obtains control of that good or service. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized by measuring our progress in satisfying the performance obligation in a manner that depicts the transfer of the goods or services to the customer. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that we determine the customer obtains control over the promised good or service. The amount of revenue recognized reflects the consideration we expect to be entitled to in exchange for those promised goods or services (the "transaction price"). In determining the transaction price, we consider multiple factors, including the effects of variable consideration. Variable consideration is included in the transaction price only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainties with respect to the amount are resolved. In determining when to include variable consideration in the transaction price, we consider the range of possible outcomes, the predictive value of our past experiences, the time period of when uncertainties expect to be resolved and the amount of consideration that is susceptible to factors outside of our influence, such as market volatility or the judgment and actions of third-parties.

The following provides detailed information on the recognition of our revenues from contracts with customers:
Commissions and Other Fees. We earn commission and other fee revenues by executing, settling and clearing transactions for clients primarily in equity, equity-related and futures products. Trade execution and clearing services, when provided together, represent a single performance obligation as the services are not separately identifiable in the context of the contract. Commission revenues associated with combined trade execution and clearing services, as well as trade execution services on a standalone basis, are recognized at a point in time on trade-date. Commission revenues are generally paid on settlement date and we record a receivable between trade-date and payment on settlement date. We permit institutional customers to allocate a portion of their gross commissions to pay for research products and other services provided by third-parties. The amounts allocated for those purposes are commonly referred to as soft dollar arrangements. We act as an agent in the soft dollar arrangements as the customer controls the use of the soft dollars and directs our payments to third-party service providers on its behalf. Accordingly, amounts allocated to soft dollar arrangements are netted against commission revenues in the Consolidated Statements of Operations. We also earn investment research fees for the sales of our proprietary investment research when a contract with a client has been identified. The delivery of investment research services represents a distinct performance obligation that is satisfied over time when the performance obligation is to provide ongoing access to a research platform or research analysts, with fees recognized on a straight-line basis over the period in which the performance obligation is satisfied. The performance obligation is satisfied at a point in time when the performance obligation is to provide individual interactions with research analysts or research events, with fees recognized on the interaction date.
We earn account advisory and distribution fees in connection with wealth management services. Account advisory fees are recognized over time using the time-elapsed method as we determined that the customer simultaneously receives and consumes the benefits of investment advisory services as they are provided. Account advisory fees may be paid in advance of a specified service period or in arrears at the end of the specified service period (e.g., quarterly). Account advisory fees paid in advance are initially deferred within Payables, expense accruals and other liabilities in the Consolidated Statements of Financial Condition. Distribution fees are variable and recognized when the uncertainties with respect to the amounts are resolved.
Investment Banking. We provide our clients with a full range of financial advisory and underwriting services. Revenues from financial advisory services primarily consist of fees generated in connection with merger, acquisition and restructuring transactions. Advisory fees from mergers and acquisitions engagements are recognized at a point in time when the related transaction is completed, as the performance obligation is to successfully broker a specific transaction. Fees received prior to the completion of the transaction are deferred within Payables, expense accruals and other liabilities in the Consolidated Statements of Financial Condition. Advisory fees from restructuring engagements are recognized over time using a time elapsed measure of progress as our clients simultaneously receive and consume the benefits of those services as they are provided. A significant portion of the fees we receive for our advisory services are considered variable as they are contingent upon a future event (e.g., completion of a transaction or third-party emergence from bankruptcy) and are excluded from the transaction price until the uncertainty associated with the variable consideration is subsequently resolved, which is expected to occur upon achievement of the specified milestone. Payment for advisory services are generally due promptly upon completion of a specified milestone or, for retainer fees, periodically over the course of the engagement. We recognize a receivable between the date of completion of the milestone and payment by the customer. Expenses associated with investment banking advisory engagements are deferred only to the extent they are explicitly reimbursable by the client and the related revenue is recognized at a point in time. All other investment banking advisory related expenses, including expenses incurred related to restructuring assignments, are expensed as incurred. All investment banking advisory expenses are recognized within their respective expense category in the Consolidated Statements of Operations and any expenses reimbursed by our clients are recognized as Investment banking revenues.
Underwriting services include underwriting and placement agent services in both the equity and debt capital markets, including private equity placements, initial public offerings, follow-on offerings and equity-linked securities transactions and structuring, underwriting and distributing public and private debt, including investment grade debt, high yield bonds, leveraged loans, municipal bonds and mortgage-backed and asset-backed securities. Underwriting and placement agent revenues are recognized at a point in time on trade-date, as the client obtains the control and benefit of the underwriting offering at that point. Costs associated with underwriting transactions are deferred until the related revenue is recognized or the engagement is otherwise concluded, and are recorded on a gross basis within underwriting costs in the Consolidated Statements of Operations as we are acting as a principal in the arrangement. Any expenses reimbursed by our clients are recognized as Investment banking revenues.

Asset Management Fees. We earn management and performance fees, recorded in Other revenues, in connection with investment advisory services provided to various funds and accounts, which are satisfied over time and measured using a time elapsed measure of progress as the customer receives the benefits of the services evenly throughout the term of the contract. Management and performance fees are considered variable as they are subject to fluctuation (e.g., changes in assets under management, market performance) and/or are contingent on a future event during the measurement period (e.g., meeting a specified benchmark) and are recognized only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved. Management fees are generally based on month-end assets under management or an agreed upon notional amount and are included in the transaction price at the end of each month when the assets under management or notional amount is known. Performance fees are received when the return on assets under management for a specified performance period exceed certain benchmark returns, "high-water marks" or other performance targets. The performance period related to our performance fees is annual or semi-annual. Accordingly, performance fee revenue will generally be recognized only at the end of the performance period to the extent that the benchmark return has been met.
Manufacturing Revenues. Idaho Timber's primary business consists of the sale of lumber that is manufactured or remanufactured at one of its locations. Agreements with customers for these sales specify the type, quantity and price of products to be delivered as well as the delivery date and payment terms. The transaction price is fixed at the time of sale and revenue is generally recognized when the customer takes control of the product. Manufacturing revenues are included in Other revenues.
Disaggregation of Revenue
The following presents our revenues from contracts with customers disaggregated by major business activity and primary geographic regions (in thousands):

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Reconciling Items -Consolidation Adjustments	Total
Year Ended November 30, 2021
Major Business Activity:
Investment Banking - Advisory	$1,873,560	$—	$—	$—	$—	$1,873,560
Investment Banking - Underwriting	2,492,389	—	—	—	(250)	2,492,139
Equities (1)	881,957	—	—	—	(297)	881,660
Fixed Income (1)	14,355	—	—	—	—	14,355
Asset Management	—	14,837	—	—	—	14,837
Manufacturing revenues	—	—	538,628	—	—	538,628
Oil and gas revenues	—	—	182,973	—	—	182,973
Other revenues	—	—	143,650	—	—	143,650
Total revenues from contracts with customers	$5,262,261	$14,837	$865,251	$—	$(547)	$6,141,802

Primary Geographic Region:
Americas	$4,250,188	$14,218	$862,359	$—	$(547)	$5,126,218
Europe	766,746	619	1,863	—	—	769,228
Asia Pacific	245,327	—	1,029	—	—	246,356
Total revenues from contracts with customers	$5,262,261	$14,837	$865,251	$—	$(547)	$6,141,802

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Reconciling Items -Consolidation Adjustments	Total
Year Ended November 30, 2020
Major Business Activity:
Investment Banking - Advisory	$1,053,500	$—	$—	$—	$—	$1,053,500
Investment Banking - Underwriting	1,447,994	—	—	—	—	1,447,994
Equities (1)	807,350	—	—	—	(1,010)	806,340
Fixed Income (1)	15,908	—	—	—	—	15,908
Asset Management	—	14,702	—	—	—	14,702
Manufacturing revenues	—	—	421,434	—	—	421,434
Oil and gas revenues	—	—	102,210	—	—	102,210
Other revenues	—	—	61,139	—	—	61,139
Total revenues from contracts with customers	$3,324,752	$14,702	$584,783	$—	$(1,010)	$3,923,227

Primary Geographic Region:
Americas	$2,742,298	$9,754	$582,719	$—	$(1,010)	$3,333,761
Europe	401,853	4,948	1,698	—	—	408,499
Asia Pacific	180,601	—	366	—	—	180,967
Total revenues from contracts with customers	$3,324,752	$14,702	$584,783	$—	$(1,010)	$3,923,227

	Reportable Segments
	Investment Banking and Capital Markets	Asset Management	Merchant Banking	Corporate	Reconciling Items -Consolidation Adjustments	Total
Year Ended November 30, 2019
Major Business Activity:
Investment Banking - Advisory	$767,421	$—	$—	$—	$—	$767,421
Investment Banking - Underwriting	761,264	—	—	—	(1,693)	759,571
Equities (1)	662,804	—	—	—	(537)	662,267
Fixed Income (1)	13,505	—	—	—	—	13,505
Asset Management	—	23,188	—	—	—	23,188
Manufacturing revenues	—	—	324,659	—	—	324,659
Oil and gas revenues	—	—	173,626	—	—	173,626
Other revenues	—	—	65,891	—	—	65,891
Total revenues from contracts with customers	$2,204,994	$23,188	$564,176	$—	$(2,230)	$2,790,128

Primary Geographic Region:
Americas	$1,751,524	$16,334	$562,837	$—	$(537)	$2,330,158
Europe	374,411	6,854	935	—	(1,693)	380,507
Asia Pacific	79,059	—	404	—	—	79,463
Total revenues from contracts with customers	$2,204,994	$23,188	$564,176	$—	$(2,230)	$2,790,128

(1)    Revenues from contracts with customers associated with the equities and fixed income businesses primarily represent commissions and other fee revenue.
Information on Remaining Performance Obligations and Revenue Recognized from Past Performance
We do not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less. The transaction price allocated to remaining unsatisfied or partially unsatisfied performance obligations with an original expected duration exceeding one year was not material at November 30, 2021. Investment banking advisory fees that are contingent upon completion of a specific milestone and fees associated with certain distribution services are also excluded as the fees are considered variable and not included in the transaction price at November 30, 2021.
During the years ended November 30, 2021, 2020 and 2019, we recognized $50.0 million, $11.1 million and $27.6 million, respectively, of revenues related to performance obligations satisfied (or partially satisfied) in previous periods, mainly due to resolving uncertainties in variable consideration that was constrained in prior periods. In addition, we recognized $12.1 million, $17.6 million and $21.7 million during the years ended November 30, 2021, 2020 and 2019, respectively, of revenues primarily associated with distribution services, a portion of which relates to prior periods.
Contract Balances
The timing of our revenue recognition may differ from the timing of payment by customers. We record a receivable when revenue is recognized prior to payment and we have an unconditional right to payment, and we record a contract asset when we have transferred goods, services or assets to a customer, but payment is contingent upon additional performance obligations. Alternatively, when payment precedes the provision of the related services, we record deferred revenue until the performance obligations are satisfied.
We had receivables related to revenues from contracts with customers of $298.7 million and $332.5 million at November 30, 2021 and 2020, respectively, and we had contract assets related to revenues from contracts with customers of $25.2 million at November 30, 2021. We had no significant impairments related to these receivables or contract assets during the years ended November 30, 2021, 2020 and 2019.
Our deferred revenue primarily includes deferred revenue related to our real estate operations and retainer and milestone fees received in investment banking advisory engagements where the performance obligations have not yet been satisfied. Deferred revenues were $49.7 million and $14.8 million at November 30, 2021 and 2020, respectively, which are recorded in Payables, expense accruals and other liabilities in the Consolidated Statements of Financial Condition. During the years ended November 30, 2021, 2020 and 2019, we recognized $10.8 million, $10.9 million and $13.0 million, respectively, of deferred revenue from the balance at November 30, 2020, November 30, 2019 and November 30, 2018, respectively.
Contract Costs
We capitalize costs to fulfill contracts associated with investment banking advisory engagements where the revenue is recognized at a point in time and the costs are determined to be recoverable. Capitalized costs to fulfill a contract are recognized at the point in time that the related revenue is recognized.
At November 30, 2021 and 2020, capitalized costs to fulfill a contract were $1.6 million and $1.8 million, respectively, which are recorded in Receivables in the Consolidated Statements of Financial Condition. We recognized expenses of $1.7 million, $5.1 million and $4.1 million during the years ended November 30, 2021, 2020 and 2019, respectively, related to costs to fulfill a contract that were capitalized as of the beginning of the year. There were no significant impairment charges recognized in relation to these capitalized costs during the years ended November 30, 2021, 2020 and 2019.